UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Income Fund

November 30, 2011

1.810709.107

AZI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 94.1%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,754,100
5.75% 7/1/23	250,000	289,435
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,250,648
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,092,190
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,809,576
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,216,600
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,358,771
5% 7/1/32	470,000	473,036
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,087,050
Series 2007 B, 1.059% 1/1/37 (b)	1,000,000	639,990
Series 2008 A, 5.25% 1/1/31	1,000,000	1,035,130
Series 2008 D, 6% 1/1/27	1,000,000	1,098,370
Series D, 5.375% 1/1/32	1,000,000	1,042,770
Series 2011 B1, 5.25% 3/1/39	1,000,000	989,900
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,820,111
Series 2008:
5.5% 9/1/16	1,680,000	1,913,520
5.75% 9/1/22	1,000,000	1,137,190
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,540
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,143,960
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,277,527
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,040,720
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	448,456
Series 2008 A, 5% 7/1/33	1,000,000	1,063,800
Series 2011 A, 5.25% 7/1/26	1,250,000	1,435,363
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	$ 500,000	$ 552,130
Series 2009 A, 5% 10/1/29	1,000,000	1,106,150
Series 2010 A, 5% 10/1/30	2,000,000	2,221,120
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	533,395
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,444,214
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,137,780
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,278,732
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,671,023
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,127,760
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,045,190
Series 2005, 5% 12/1/35	1,000,000	873,680
Series 2007:
5% 12/1/27	1,000,000	921,270
5% 12/1/32	1,000,000	890,260
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,063,330
7% 7/1/33	1,000,000	1,050,100
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,761,036
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,089,230
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,800,176
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,098,290
Series 2009 A, 6% 7/1/39	1,000,000	1,057,190
Series A, 5.25% 7/1/32	1,000,000	1,007,640
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,018,300
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,124,200
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,114,390
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	$ 1,000,000	$ 1,010,560
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	557,685
5% 7/1/21	1,000,000	1,096,390
Mesa Util. Sys. Rev.:
Series 2011, 5% 7/1/35	2,000,000	2,115,280
5% 7/1/24 (FGIC Insured)	1,000,000	1,162,560
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,038,820
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,166,755
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,031,590
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,103,146
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,978,740
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	600,639
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,920
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,367,313
Series 2011 A, 5% 7/1/18	1,035,000	1,237,995
Series A, 5% 7/1/17	1,000,000	1,179,970
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,890,123
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	799,306
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,390
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,244,740
Series 2005:
5% 7/1/20	5,000,000	5,510,950
5% 7/1/29	1,750,000	1,840,983
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig.:
Series B, 5.375% 7/1/20 (Pre-Refunded to 7/1/12 @ 100)	$ 445,000	$ 458,034
5.375% 7/1/20	615,000	629,163
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	697,255
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	955,955
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,177,160
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,084,270
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,069,180
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,010,840
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,360,912
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	940,711
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,198,958
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Salt River Proj.) Series B:
5% 1/1/31	1,340,000	1,368,475
5% 1/1/31 (Pre-Refunded to 1/1/13 @ 100)	655,000	687,495
Series 2005 A, 5% 1/1/35	3,000,000	3,104,790
Series 2006 A, 5% 1/1/37	5,690,000	5,880,099
Series 2008 A:
5% 1/1/24	1,075,000	1,190,369
5% 1/1/33	1,000,000	1,055,620
5% 1/1/38	3,400,000	3,551,776
Series 2010 B, 5% 12/1/26	2,000,000	2,259,280
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,010,200
Scottsdale Gen. Oblig. Series 2011, 5% 7/1/20	1,000,000	1,207,230
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	408,729
Series 2008 A:
5% 9/1/16	1,000,000	1,088,150
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.): - continued
Series 2008 A:
5% 9/1/23	$ 355,000	$ 365,196
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,139,166
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,274,400
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,220
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,638,432
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	88,103
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,336,029
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,110,030
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004, 5.25% 7/1/15	1,000,000	1,062,170
Series 2005, 5% 7/1/16	1,305,000	1,369,885
Series 2011, 6% 7/1/39	1,000,000	1,014,480
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	302,049
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,075,256
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	177,586
Series 2008 A, 5% 6/1/22	1,315,000	1,477,271
Series 2009 A, 5% 6/1/39	1,000,000	1,043,110
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,116,980
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (b)(c)	1,000,000	1,025,010
		152,626,218
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	509,270
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 722,890
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	737,849
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2002 A, 5.5% 7/1/18	700,000	770,749
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,034,130
Series 2006 C, 5.25% 1/1/15 (c)	500,000	528,400
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	200,000	218,784
Series G, 5.25% 7/1/13	315,000	321,464
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	489,824
Series 2009 A, 6% 8/1/42	1,300,000	1,399,723
		6,223,813
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	304,440
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $155,150,679)	159,663,741
NET OTHER ASSETS (LIABILITIES) - 1.6%	2,639,405
NET ASSETS - 100%	$ 162,303,146
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $155,147,143. Net unrealized appreciation aggregated $4,516,598, of which $5,728,756 related to appreciated investment securities and $1,212,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Maryland Municipal
Income Fund

November 30, 2011

1.810710.107

SMD-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
District Of Columbia - 2.3%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,422,487
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	488,195
Maryland - 88.2%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,383,413
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	945,622
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,593,525
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,646,324
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,173,980
5% 2/1/38	1,930,000	2,076,796
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	512,120
Baltimore County Metropolitan District 4% 8/1/24	3,000,000	3,279,750
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,339,975
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,960,972
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,624,859
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,330,163
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	252,253
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,775,715
5% 7/1/37 (AMBAC Insured)	2,000,000	2,103,040
5% 7/1/37 (FSA Insured)	4,000,000	4,204,040
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,126,400
5% 7/1/38 (FSA Insured)	2,000,000	2,095,680
Series 2009 C, 5.625% 7/1/39	2,000,000	2,202,220
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	432,156
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 355,000	$ 357,325
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	511,200
5% 11/1/13	350,000	364,315
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,510
Series 2009 A:
5% 3/1/25	610,000	701,671
5% 3/1/27	1,255,000	1,425,040
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	199,076
Frederick County Gen. Oblig.:
Series 2005, 5% 12/1/15 (Escrowed to Maturity)	1,000,000	1,156,880
Series 2011 A, 4% 8/1/16	2,205,000	2,494,406
Series 2011 B, 4% 8/1/17	2,575,000	2,951,362
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,390,900
4% 5/15/23	1,390,000	1,521,911
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,181,720
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,573,920
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,190,833
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	522,290
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	756,238
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	512,080
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,154,620
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A, 5.5% 3/1/17	2,265,000	2,755,486
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,175,604
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	750,000	895,118
First Series 2009 C, 5% 3/1/18	1,050,000	1,274,354
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series 2009 A, 5% 8/15/23	$ 2,460,000	$ 2,855,248
Second Series 2009 B, 5% 8/15/21	3,000,000	3,586,830
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	526,193
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,464,285
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,355,000	1,220,841
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	240,000	252,036
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,000,430
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity)	245,000	251,480
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,537,422
(Johns Hopkins Univ. Proj.):
Series 2002 A, 5% 7/1/32	1,015,000	1,023,120
Series 2004 A:
5% 7/1/24	1,000,000	1,067,820
5% 7/1/33	2,000,000	2,094,720
5% 7/1/38	2,000,000	2,065,160
Series 2008 A, 5.25% 7/1/38	5,000,000	5,408,950
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	330,087
Series 2011, 6% 7/1/41	1,500,000	1,575,660
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	2,000,320
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,002,320
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	985,400
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,221,102
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,011,770
Series 2008 F, 5.25% 7/1/19	1,700,000	1,902,912
Series 2010, 5.125% 7/1/39	1,700,000	1,753,176
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	595,000	644,343
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	405,452
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,450,000	$ 1,590,679
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,812,038
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,490,132
Series 2011 A, 5% 5/15/23	1,500,000	1,705,440
Series 2011, 5% 8/15/22	1,000,000	1,082,990
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,103,685
5.25% 12/15/15	320,000	321,014
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,175,480
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,316,740
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,150,640
5% 7/1/31 (FSA Insured)	5,000,000	5,347,600
Series 2008:
5% 7/1/35	880,000	926,235
5% 7/1/37 (FSA Insured)	4,485,000	4,712,703
6.8% 7/1/16 (Escrowed to Maturity)	490,000	564,230
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,300,000
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,195,540
Series 2007 A, 5% 5/1/25	1,000,000	1,117,070
(Dept. of Liquor Cont. Proj.):
Series 2009 A, 5% 4/1/14	1,000,000	1,091,340
Series 2011 A, 5% 4/1/20	1,405,000	1,686,084
(Trinity Health Cr. Group Proj.) Series 2011 MD, 5% 12/1/40	1,000,000	1,018,100
Series 2011 A, 5% 7/1/24	2,000,000	2,316,040
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	519,695
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	$ 4,500,000	$ 4,572,000
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,909,375
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	5,991,650
5% 6/1/20	2,000,000	2,418,460
		170,887,899
Puerto Rico - 5.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	1,240,000	1,566,405
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	284,721
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,123,020
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,184,437
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	770,749
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	253,246
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,670
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,860
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,545,390
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,130,120
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,082,380
		11,137,998
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 300,000	$ 242,058
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $179,438,461)	187,178,637
NET OTHER ASSETS (LIABILITIES) - 3.4%	6,584,263
NET ASSETS - 100%	$ 193,762,900
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $179,428,178. Net unrealized appreciation aggregated $7,750,459, of which $8,233,661 related to appreciated investment securities and $483,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012